Expense Example, No Redemption - Cohen & Steers International Realty Fund, Inc.	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 581
Expense Example, No Redemption, 3 Years	875
Expense Example, No Redemption, 5 Years	1,192
Expense Example, No Redemption, 10 Years	2,088
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	645
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,412
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	350
Expense Example, No Redemption, 5 Years	620
Expense Example, No Redemption, 10 Years	1,392
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	492
Expense Example, No Redemption, 5 Years	856
Expense Example, No Redemption, 10 Years	1,880
Class Z
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	336
Expense Example, No Redemption, 5 Years	591
Expense Example, No Redemption, 10 Years	1,319
Class F
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	336
Expense Example, No Redemption, 5 Years	591
Expense Example, No Redemption, 10 Years	$ 1,319